Deposits (Deposits outstanding by type) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deposits, by Type [Abstract]
Checking Accounts	$ 372,070,032	$ 260,135,924
Money Market Accounts	291,067,575	230,693,518
Savings Accounts	74,433,571	51,124,806
Total	737,571,178	541,954,248
Certificate Accounts	180,525,057	229,453,234
Total Deposits	$ 918,096,235	$ 771,407,482
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.05%	0.11%
Money Market Accounts, Weighted Rate	0.16%	0.72%
Statement Savings Accounts, Weighted Rate	0.14%	0.16%
Total, Weighted Rate	0.10%	0.36%
Certificate Accounts, Weighted Rate	0.77%	1.71%
Total Deposit, Weighted Rate	0.23%	0.76%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 16,000,000.0	$ 34,600,000
Weighted Average Rate Domestic Deposit, Brokered	0.37%	1.87%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	$ 0
Time Deposits, $100,000 or More	106,800,000	$ 144,200,000
Overdrafts reclassified to loans	78,000
Time deposits, $250,000 or more	$ 49,600,000	$ 77,500,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.00%	0.10%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.05%	0.04%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.20%	0.20%
Interest Rate Domestic Deposit, Money Market	0.50%	0.17%
Interest Rate Domestic Deposit, Savings	0.10%	0.10%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.50%	0.20%
Interest Rate Domestic Deposit, Time Deposits	2.00%	2.52%
Interest Rate Domestic Deposit	2.00%	2.52%
1.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 46,619,682	$ 122,164,536
1.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
1.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 11,193,432	78,689,591
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
0.00% - 0.99% [Member]
Deposits, by Type [Abstract]
Certificate Accounts	$ 122,711,943
Interest Rate range 4 [Member]
Deposits, by Type [Abstract]
Certificate Accounts		$ 28,599,107